Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of December 31, 2017

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 187,647,232	$ -	$ 187,647,232
Short-term money market fund*	22,962,966	-	22,962,966
Exchange-traded futures contracts
Energies	2,301,846	-	2,301,846
Grains	57,255	-	57,255
Interest rates	(1,713,319)	-	(1,713,319)
Livestock	(6,580)	-	(6,580)
Metals	(180,253)	-	(180,253)
Softs	22,364	-	22,364
Stock indices	352,813	-	352,813

Total exchange-traded futures contracts	834,126	-	834,126

Over-the-counter forward currency contracts	-	(3,864,397)	(3,864,397)

Total futures and forward currency contracts (2)	834,126	(3,864,397)	(3,030,271)

Total financial assets at fair value	$ 211,444,324	$ (3,864,397)	$ 207,579,927

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 43,659,062
Investments in U.S. Treasury notes			143,988,170
Total investments in U.S. Treasury notes			$ 187,647,232

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,183,274
Net unrealized depreciation on open futures and forward currency contracts			(4,213,545)
Total net unrealized depreciation on open futures and forward currency contracts			$ (3,030,271)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 201,393,964	$ -	$ 201,393,964
Short-term money market fund*	18,621,676	-	18,621,676
Exchange-traded futures contracts
Energies	(30,169)	-	(30,169)
Grains	28,884	-	28,884
Interest rates	2,204,441	-	2,204,441
Livestock	(790)	-	(790)
Metals	347,170	-	347,170
Softs	(16,816)	-	(16,816)
Stock indices	870,711	-	870,711

Total exchange-traded futures contracts	3,403,431	-	3,403,431

Over-the-counter forward currency contracts	-	1,661,635	1,661,635

Total futures and forward currency contracts (2)	3,403,431	1,661,635	5,065,066

Total financial assets at fair value	$ 223,419,071	$ 1,661,635	$ 225,080,706

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 26,059,657
Investments in U.S. Treasury notes			175,334,307
Total investments in U.S. Treasury notes			$ 201,393,964

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 5,065,066
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$ 5,065,066

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.